Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-End Spot Rate [Member]
Open Forward Foreign Currency Contract [Line Items]
U.S. Federal reserve board rates	4.056	4.4695
Average Rate [Member]
Open Forward Foreign Currency Contract [Line Items]
U.S. Federal reserve board rates	4.2809	4.5747	4.5577